Details of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 31,087	$ 29,542
Time deposits	123,647	59,221
Cash and Cash Equivalents, at Carrying Value	$ 154,734	$ 88,763	$ 53,889	$ 61,006